GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks† – 97.2%
Bioenergy – 6.9%
5,147	Bloom Energy Corp. Class A*	$ 1,061,826
7,756	Darling Ingredients, Inc.*	513,990
9,469	Ormat Technologies, Inc.	965,838

		2,541,654

Clean power – 71.9%
858	Acciona SA	208,258
8,804	Ameresco, Inc. Class A*	194,745
12,822	American Electric Power Co., Inc.	1,569,797
9,373	Brookfield Renewable Partners LP	296,958
33,400	Chubu Electric Power Co., Inc.	599,387
40,140	Clearway Energy, Inc. Class C	1,274,445
66,500	CLP Holdings Ltd.	666,652
8,557	CMS Energy Corp.	582,389
76,048	EDP Renewables SA	1,206,114
418,660	EDP SA	2,273,497
22,213	Engie SA	634,537
140,700	Equatorial SA	995,739
19,631	HA Sustainable Infrastructure Capital, Inc.	776,406
36,404	Hydro One Ltd.(a)	1,401,578
31,617	Iberdrola SA	736,100
3,761	IDACORP, Inc.	512,098
182,597	Meridian Energy Ltd.	597,466
39,001	National Grid PLC	615,279
5,265	NextEra Energy, Inc.	433,520
42,554	Northland Power, Inc.	636,798
74,483	Orsted AS*(a)(b)	1,568,727
17,789	Redeia Corp. SA	315,297
35,634	RWE AG	2,423,721
23,418	Solaria Energia y Medio Ambiente SA*	460,279
71,330	SSE PLC	2,344,800
158,438	Terna - Rete Elettrica Nazionale	1,791,821
16,768	TransAlta Corp.	202,893
6,666	Verbund AG	459,343
9,385	Xcel Energy, Inc.	710,351

		26,488,995

Hydrogen* – 0.8%
135,170	Plug Power, Inc.	291,967

Solar Tech – 12.1%
6,129	Enlight Renewable Energy Ltd.*	478,890

Shares	Description	Value

Common Stocks† – (continued)
Solar Tech – (continued)
16,181	Enphase Energy, Inc.*	$ 589,312
5,718	First Solar, Inc.*	1,154,464
20,098	Nextpower, Inc. Class A*	1,648,639
3,972	SolarEdge Technologies, Inc.*	127,898
1,634,000	Xinyi Solar Holdings Ltd.	469,402

		4,468,605

Wind Tech – 5.5%
16,087	Nordex SE*	706,339
39,351	Vestas Wind Systems AS	1,304,907

		2,011,246

TOTAL COMMON STOCKS (Cost $27,453,859)		$35,802,467

Shares	Dividend Rate	Value

Investment Company(c) – 1.6%
Goldman Sachs Central Government Fund – Institutional Shares
599,825	3.779%	$ 599,825
(Cost $599,825)

TOTAL INVESTMENTS – 98.8% (Cost $28,053,684)		$36,402,292

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		456,192

NET ASSETS – 100.0%		$36,858,484

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the RENEWNA Index.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INFORMATION (UNAUDITED)

Investment Abbreviations:
LP	– Limited Partnership
PLC	– Public Limited Company

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks† – 99.4%
Gathering + Processing – 29.8%
85,268	Cheniere Energy, Inc.	$ 24,871,823
267,386	DT Midstream, Inc.	35,032,914
161,246	Hess Midstream LP Class A	6,483,702
254,565	Kinetik Holdings, Inc.	13,957,799
59,184	Kodiak Gas Services, Inc.	3,478,244
203,436	ONEOK, Inc.	19,531,890
270,700	South Bow Corp.	10,224,339
99,564	Targa Resources Corp.	29,236,968
206,700	Western Midstream Partners LP	9,942,270

		152,759,949

Marketing | Wholesale – 1.5%
342,243	Gibson Energy, Inc.	7,701,980

Other – 0.7%
3,720	GE Vernova, Inc.	3,342,531

Other | Liquefaction* – 4.3%
780,926	Plains GP Holdings LP Class A	22,037,732

Pipeline Transportation | Natural Gas – 38.5%
568,895	Antero Midstream Corp.	12,754,626
2,252,773	Energy Transfer LP	48,457,147
687,846	Enterprise Products Partners LP	26,702,182
553,726	Keyera Corp.	24,015,635
605,137	Kinder Morgan, Inc.	19,509,617
492,966	MPLX LP	29,168,798
200,934	Rockpoint Gas Storage, Inc. Class A	3,734,666
439,515	Williams Cos., Inc.	32,985,601

		197,328,272

Pipeline Transportation | Petroleum – 19.9%
729,442	Enbridge, Inc.	36,957,623
437,199	Pembina Pipeline Corp.	21,311,854
63,515	Select Water Solutions, Inc.	1,238,542
384,938	TC Energy Corp.	24,102,543
1,250,273	Venture Global, Inc. Class A	18,303,997

		101,914,559

Shares	Description	Value

Common Stocks† – (continued)
Production + Mining | Hydrocarbon – 1.1%
54,368	Expand Energy Corp.	$ 5,336,763

Services | Midstream – 1.2%
201,582	Archrock, Inc.	6,353,865

Services | Upstream – 2.4%
304,535	BKV Corp.*	7,357,566
186,442	USA Compression Partners LP	5,045,120

		12,402,686

TOTAL COMMON STOCKS (Cost $200,292,277)		$509,178,337

Shares	Dividend Rate	Value

Investment Company(a) – 0.1%
Goldman Sachs Central Government Fund – Institutional Shares
513,874	3.779%	$ 513,874
(Cost $513,874)

TOTAL INVESTMENTS – 99.5% (Cost $200,806,151)		$509,692,211

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES – 0.5%		2,788,143

NET ASSETS – 100.0%		$512,480,354

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INFORMATION (UNAUDITED)

Investment Abbreviations:
GP	– General Partnership
LP	– Limited Partnership